Term Deposits	12 Months Ended
Mar. 31, 2018
Term Deposit [Abstract]
Term Deposits
22)	TERM DEPOSITS

	As at March 31
Particulars	2017	2018
Term deposits	95,673	202,335
Total	95,673	202,335
Non-current	20,162	165
Current	75,511	202,170
Total	95,673	202,335

As of March 31, 2018, term deposits with banks include USD 90 (March 31, 2017: USD 90) against which mainly letters of credit have been issued to various airlines.

As of March 31, 2018, term deposits include USD 1,710 (March 31, 2017: USD 1,200) pledged with banks against bank guarantees, bank overdraft facility and other facilities.